Assets and liabilities held for sale - Summary (Details) - Specialist Businesses - AUD ($) $ in Millions		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2023
Assets and liabilities held for sale
Amount of expense recovery recognized in operating expenses		$ 53
Disposed of by sale | Advance Asset Management Limited
Assets and liabilities held for sale
Pre-tax gain on sale	$ 243
Post-tax gain on sale	$ 256